Financial assets at amortized cost and other positions in scope of expected credit loss measurement - Off-balance sheet financial assets subject to ECL (Detail) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	$ 295,027	$ 324,141
Total ECL provisions	(320)	(350)
Total allowance and provisions	(2,507)	(2,261)	$ (1,091)
Guarantees
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	40,279	46,191
Total ECL provisions	(64)	(73)
Guarantees | of which: Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	7,817	9,267
Total ECL provisions	(17)	(31)
Guarantees | of which: SME clients
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	2,524	2,839
Total ECL provisions	(26)	(14)
Guarantees | of which: Financial intermediaries and hedge funds
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	21,590	22,922
Total ECL provisions	(1)	(12)
Guarantees | of which: Lombard
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	3,709	5,045
Total ECL provisions	(6)	(1)
Guarantees | of which: Commodity trade finance
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	2,678	2,037
Total ECL provisions	(1)	(1)
Irrevocable loan commitments
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	79,579	91,643
Total ECL provisions	(177)	(178)
Irrevocable loan commitments | of which: Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	47,381	50,696
Total ECL provisions	(155)	(149)
Forward starting reverse repurchase and securities borrowing agreements
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	24,896	18,444
Total ECL provisions	0	0
Unconditionally revocable loan commitments
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	145,665	163,256
Total ECL provisions	(76)	(95)
Unconditionally revocable loan commitments | of which: Real estate financing
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	7,674	15,846
Total ECL provisions	(6)	(14)
Unconditionally revocable loan commitments | of which: Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	14,690	17,139
Total ECL provisions	(22)	(23)
Unconditionally revocable loan commitments | of which: SME clients
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	9,812	11,658
Total ECL provisions	(34)	(38)
Unconditionally revocable loan commitments | of which: Lombard
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	73,267	77,618
Total ECL provisions	0	0
Unconditionally revocable loan commitments | of which: Credit cards
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	10,074	10,458
Total ECL provisions	(8)	(10)
Irrevocable committed prolongation of existing loans
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	4,608	4,608
Total ECL provisions	(3)	(4)
Stages 1 and 2
Disclosure Of Provision Matrix [Line Items]
Total allowance and provisions	(946)
Twelve-month expected credit losses | Stages 1 and 2
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	286,776	315,060
Total ECL provisions	(183)	(226)
Total allowance and provisions	(487)	(700)	(259)
Twelve-month expected credit losses | Stages 1 and 2 | Guarantees
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	38,858	44,487
Total ECL provisions	(16)	(28)
Twelve-month expected credit losses | Stages 1 and 2 | Guarantees | of which: Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	7,096	8,138
Total ECL provisions	(7)	(11)
Twelve-month expected credit losses | Stages 1 and 2 | Guarantees | of which: SME clients
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	2,074	2,469
Total ECL provisions	(5)	(4)
Twelve-month expected credit losses | Stages 1 and 2 | Guarantees | of which: Financial intermediaries and hedge funds
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	21,449	22,876
Total ECL provisions	(1)	(8)
Twelve-month expected credit losses | Stages 1 and 2 | Guarantees | of which: Lombard
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	3,652	5,045
Total ECL provisions	(1)	0
Twelve-month expected credit losses | Stages 1 and 2 | Guarantees | of which: Commodity trade finance
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	2,676	2,027
Total ECL provisions	(1)	(1)
Twelve-month expected credit losses | Stages 1 and 2 | Irrevocable loan commitments
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	75,158	87,080
Total ECL provisions	(105)	(117)
Twelve-month expected credit losses | Stages 1 and 2 | Irrevocable loan commitments | of which: Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	43,820	46,708
Total ECL provisions	(91)	(94)
Twelve-month expected credit losses | Stages 1 and 2 | Forward starting reverse repurchase and securities borrowing agreements
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	24,896	18,444
Total ECL provisions	0	0
Twelve-month expected credit losses | Stages 1 and 2 | Unconditionally revocable loan commitments
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	143,262	160,456
Total ECL provisions	(59)	(78)
Twelve-month expected credit losses | Stages 1 and 2 | Unconditionally revocable loan commitments | of which: Real estate financing
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	7,329	15,033
Total ECL provisions	(4)	(11)
Twelve-month expected credit losses | Stages 1 and 2 | Unconditionally revocable loan commitments | of which: Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	14,089	16,678
Total ECL provisions	(14)	(17)
Twelve-month expected credit losses | Stages 1 and 2 | Unconditionally revocable loan commitments | of which: SME clients
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	9,289	11,253
Total ECL provisions	(28)	(33)
Twelve-month expected credit losses | Stages 1 and 2 | Unconditionally revocable loan commitments | of which: Lombard
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	73,181	77,618
Total ECL provisions	0	0
Twelve-month expected credit losses | Stages 1 and 2 | Unconditionally revocable loan commitments | of which: Credit cards
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	9,604	9,932
Total ECL provisions	(6)	(8)
Twelve-month expected credit losses | Stages 1 and 2 | Irrevocable committed prolongation of existing loans
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	4,602	4,593
Total ECL provisions	(3)	(4)
Lifetime expected credit losses | Stages 1 and 2
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	7,572	8,456
Total ECL provisions	(102)	(90)
Total allowance and provisions	(459)	(416)	(267)
Lifetime expected credit losses | Stages 1 and 2 | of which: Real estate financing
Disclosure Of Provision Matrix [Line Items]
Total allowance and provisions	(29)
Lifetime expected credit losses | Stages 1 and 2 | of which: Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Total allowance and provisions	(194)
Lifetime expected credit losses | Stages 1 and 2 | of which: SME clients
Disclosure Of Provision Matrix [Line Items]
Total allowance and provisions	(76)
Lifetime expected credit losses | Stages 1 and 2 | of which: Financial intermediaries and hedge funds
Disclosure Of Provision Matrix [Line Items]
Total allowance and provisions	(2)
Lifetime expected credit losses | Stages 1 and 2 | of which: Credit cards
Disclosure Of Provision Matrix [Line Items]
Total allowance and provisions	(12)
Lifetime expected credit losses | Stages 1 and 2 | of which: Commodity trade finance
Disclosure Of Provision Matrix [Line Items]
Total allowance and provisions	(1)
Lifetime expected credit losses | Stages 1 and 2 | Guarantees
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	1,242	1,495
Total ECL provisions	(24)	(22)
Lifetime expected credit losses | Stages 1 and 2 | Guarantees | of which: Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	635	1,023
Total ECL provisions	(9)	(13)
Lifetime expected credit losses | Stages 1 and 2 | Guarantees | of which: SME clients
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	393	337
Total ECL provisions	(15)	(5)
Lifetime expected credit losses | Stages 1 and 2 | Guarantees | of which: Financial intermediaries and hedge funds
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	141	46
Total ECL provisions	0	(3)
Lifetime expected credit losses | Stages 1 and 2 | Guarantees | of which: Lombard
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	24	0
Total ECL provisions	0	0
Lifetime expected credit losses | Stages 1 and 2 | Guarantees | of which: Commodity trade finance
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	2	9
Total ECL provisions	0	0
Lifetime expected credit losses | Stages 1 and 2 | Irrevocable loan commitments
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	4,178	4,297
Total ECL provisions	(61)	(51)
Lifetime expected credit losses | Stages 1 and 2 | Irrevocable loan commitments | of which: Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	3,393	3,881
Total ECL provisions	(54)	(41)
Lifetime expected credit losses | Stages 1 and 2 | Forward starting reverse repurchase and securities borrowing agreements
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	0	0
Total ECL provisions	0	0
Lifetime expected credit losses | Stages 1 and 2 | Unconditionally revocable loan commitments
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	2,149	2,654
Total ECL provisions	(17)	(17)
Lifetime expected credit losses | Stages 1 and 2 | Unconditionally revocable loan commitments | of which: Real estate financing
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	345	813
Total ECL provisions	(2)	(3)
Lifetime expected credit losses | Stages 1 and 2 | Unconditionally revocable loan commitments | of which: Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	584	454
Total ECL provisions	(7)	(6)
Lifetime expected credit losses | Stages 1 and 2 | Unconditionally revocable loan commitments | of which: SME clients
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	333	375
Total ECL provisions	(6)	(5)
Lifetime expected credit losses | Stages 1 and 2 | Unconditionally revocable loan commitments | of which: Lombard
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	84	0
Total ECL provisions	0	0
Lifetime expected credit losses | Stages 1 and 2 | Unconditionally revocable loan commitments | of which: Credit cards
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	467	522
Total ECL provisions	(2)	(2)
Lifetime expected credit losses | Stages 1 and 2 | Irrevocable committed prolongation of existing loans
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	4	11
Total ECL provisions	0	0
Lifetime expected credit losses | Stage 3
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	590	519
Total ECL provisions	(34)	(37)
Total allowance and provisions	(1,253)	(993)	(564)
Lifetime expected credit losses | Stage 3 | Guarantees
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	151	151
Total ECL provisions	(24)	(23)
Lifetime expected credit losses | Stage 3 | Guarantees | of which: Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	78	89
Total ECL provisions	(2)	(7)
Lifetime expected credit losses | Stage 3 | Guarantees | of which: SME clients
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	41	31
Total ECL provisions	(7)	(5)
Lifetime expected credit losses | Stage 3 | Guarantees | of which: Financial intermediaries and hedge funds
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	0	0
Total ECL provisions	0	0
Lifetime expected credit losses | Stage 3 | Guarantees | of which: Lombard
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	29	0
Total ECL provisions	(5)	(1)
Lifetime expected credit losses | Stage 3 | Guarantees | of which: Commodity trade finance
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	0	0
Total ECL provisions	0	0
Lifetime expected credit losses | Stage 3 | Irrevocable loan commitments
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	187	218
Total ECL provisions	(10)	(14)
Lifetime expected credit losses | Stage 3 | Irrevocable loan commitments | of which: Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	125	59
Total ECL provisions	(8)	(12)
Lifetime expected credit losses | Stage 3 | Forward starting reverse repurchase and securities borrowing agreements
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	0	0
Total ECL provisions	0	0
Lifetime expected credit losses | Stage 3 | Unconditionally revocable loan commitments
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	250	146
Total ECL provisions	0	0
Lifetime expected credit losses | Stage 3 | Unconditionally revocable loan commitments | of which: Real estate financing
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	0	0
Total ECL provisions	0	0
Lifetime expected credit losses | Stage 3 | Unconditionally revocable loan commitments | of which: Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	14	8
Total ECL provisions	(2)	0
Lifetime expected credit losses | Stage 3 | Unconditionally revocable loan commitments | of which: SME clients
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	190	29
Total ECL provisions	0	0
Lifetime expected credit losses | Stage 3 | Unconditionally revocable loan commitments | of which: Lombard
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	0	1
Total ECL provisions	0	0
Lifetime expected credit losses | Stage 3 | Unconditionally revocable loan commitments | of which: Credit cards
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	3	4
Total ECL provisions	0	0
Lifetime expected credit losses | Stage 3 | Irrevocable committed prolongation of existing loans
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	2	4
Total ECL provisions	0	0
Lifetime expected credit losses | Purchased credit-impaired (PCI)
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	89	106
Total ECL provisions	(2)	3
Total allowance and provisions	(309)	(153)	$ 0
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Guarantees
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	27	58
Total ECL provisions	0	0
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Guarantees | of which: Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	8	17
Total ECL provisions	0	0
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Guarantees | of which: SME clients
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	15	2
Total ECL provisions	0	0
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Guarantees | of which: Financial intermediaries and hedge funds
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	0	0
Total ECL provisions	0	0
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Guarantees | of which: Lombard
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	4	0
Total ECL provisions	0	0
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Guarantees | of which: Commodity trade finance
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	0	0
Total ECL provisions	0	0
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Irrevocable loan commitments
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	56	48
Total ECL provisions	(2)	4
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Irrevocable loan commitments | of which: Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	43	48
Total ECL provisions	(2)	(2)
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Forward starting reverse repurchase and securities borrowing agreements
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	0	0
Total ECL provisions	0	0
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Unconditionally revocable loan commitments
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	5	0
Total ECL provisions	0	0
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Unconditionally revocable loan commitments | of which: Real estate financing
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	0	0
Total ECL provisions	0	0
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Unconditionally revocable loan commitments | of which: Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	3	0
Total ECL provisions	0	0
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Unconditionally revocable loan commitments | of which: SME clients
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	0	0
Total ECL provisions	0	0
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Unconditionally revocable loan commitments | of which: Lombard
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	1	0
Total ECL provisions	0	0
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Unconditionally revocable loan commitments | of which: Credit cards
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	0	0
Total ECL provisions	0	0
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Irrevocable committed prolongation of existing loans
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	0	0
Total ECL provisions	$ 0	$ 0